Employee Benefit Plan - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Matching contributions	$ 3.5	$ 2.3	$ 1.2